S000058077 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	90 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.75%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.62%
Royce Quant Small-Cap Quality Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.83%	10.17%	8.64%
Performance Inception Date			Jul. 12, 2017
Royce Quant Small-Cap Quality Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.54%	9.84%	8.33%
Performance Inception Date			Jul. 12, 2017
Royce Quant Small-Cap Quality Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.05%	8.02%	6.89%
Performance Inception Date			Jul. 12, 2017